Seward & Kissel LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001
                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com


                                                       October 27, 2016

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

     Re:  The AB Portfolios:
          - AB Wealth Appreciation Strategy
          - AB Balanced Wealth Strategy
          - AB Conservative Wealth Strategy
          (each a "Strategy," and collectively the "Strategies")
          File Nos. 33-12988 and 811-05088
          ------------------------------------------------------

Dear Sir or Madam:

      Pursuant to Rule 485(a) under the Securities Act of 1933, we are filing Post-Effective Amendment No. 101 under the Securities Act of 1933 and Amendment No. 103 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A for the above- referenced Strategies, each a series of The AB Portfolios. Each Strategy will modify its "Principal Strategies" to reflect a change in investment structure from a "fund of funds" to primarily directly held investment positions.

      The Strategies' Prospectus annual update will be filed on or before December 30, 2016. The updated financial information, including fund fees and expenses and performance, will be reflected in the annual update.

      Please direct any comments or questions to Paul M. Miller or the undersigned at (202) 737-8833.

                                                    Sincerely,

                                                    /s/ Lancelot A. King
                                                    --------------------
                                                        Lancelot A. King


Attachment

cc:      Paul M. Miller